Fees Summary	Oct. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,026,000
Previously Paid Amount	0.00
Total Fee Amount	1,075.68
Total Offset Amount	0.00
Net Fee	1,075.68
Narrative - Max Aggregate Offering Price	$ 7,026,000
Final Prospectus	true